1314095

Manually
519x8

# FORM D
**U.S. Securities and Exchange Commission**
**Washington, D.C. 20549**

## NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering: JERSEY BOYS BROADWAY LIMITED PARTNERSHIP

( Check if this is an amendment and name has changed, and indicate change.)

Filed under: Rule 504 Rule 505 **x** Rule 506
Section 4(6) ULOE

Type of Filing: x New Filing Amendment

## A. BASIC IDENTIFICATION DATA

1. Name of Issuer: JERSEY BOYS BROADWAY LIMITED PARTNERSHIP

Address of Executive Offices
230 West 41st St., 20th Fl.
New York, NY 10036

Telephone
212 575-9710

Address of Principal Business Operations if different:
N/A

Brief Description of Business:

Production of developmental production of musical stage play, "JERSEY BOYS"

Type of business Organization:
limited partnership

Estimated or actual date of Organization: 12/2004

Estimated **X** Actual

Jurisdiction of Organization: NY

2.

---

Categories that apply:
Beneficial Owner, Promoter, Managing Member

Name and Address:
Dodger Theatricals, Ltd.
230 West 41st St., 20th Fl.
New York, NY 10036

---

Categories that apply:
Officer and Director of Corporate Managing Member

Name and Address:
David, Michael
48 West 68th Street, #8D
New York, NY 10023

---

Categories that apply:
Officer and Director of Corporate Managing Member

Name and Address:
Strong, Edward
600 West End Avenue
New York, New York 10024

---

## B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?
YES x NO

2. What is the minimum investment that will be accepted from any individual?
$5,000

3. Does the offering permit joint ownership?
x YES NO

4. Information about persons receiving commission or similar remuneration for soliciting purchasers: N/A

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES, AND USE OF PROCEEDS

1. Type of Security

| Type of Security | Aggregate Offering Price | Amount Already Sold |
|---|---|---|
| Debt | 0 | 0 |
| Equity | 0 | 0 |
| Convertible Securities (including warrants) | 0 | 0 |
| Partnership Interests | $7,750,000 | 0 |
| TOTAL | $7,750,000 | 0 |

2.

| | Number of Investors | Aggregate Dollar Amount of Purchases |
|---|---|---|
| Accredited Investors | 0 | 0 |
| Non-Accredited Investors | 0 | 0 |
| TOTAL (for filings under Rule 504 only) | 0 | 0 |

3. For Filings Under 504, 505, all information for all securities sold by issuer to date in offerings of the types indicated in the 12 months prior to the first sale of securities in this offering.

| Type of Offering | Type of Security | Dollar Amount Sold |
|---|---|---|
| Rule 505 | N/A | 0 |
| Regulation A | N/A | 0 |
| Rule 504 | N/A | 0 |
| TOTAL | None | 0 |

4.

a. Expenses in connection with the issuance and distribution of the securities in this offering, excluding amounts relating solely to organization expenses of issuer

| | | |
|---|---|---|
| Transfer Agent's Fees | | $ |
| Printing and Engraving Costs | | $ |
| Legal Fees | x | $ 17,500 |
| Accounting Fees | | $ |
| Engineering Fees | | $ |
| Sales Commissions | | $ |
| Other Expenses (Identify) Blue Sky photocopying, etc. | x | $ 2,500 |
| TOTAL: | x | $ 20,000 |

b. The difference between aggregate offering price in Part C., question 1 and Total Expenses:
x $7,730,000

5. Amount of adjusted gross proceeds to the issuer [all amounts are estimates]

| | Payments to Officers, Directors & Affiliates | Payments to Others |
|---|---|---|
| Salaries and Fees | x $150,000 | x$1,855,000 |
| Purchase of Real Estate | $ | $ |
| Purchase, rental or leasing and installation of machinery and equipment | $ | $ |
| Construction or leasing of plant buildings and facilities | $ | $ |
| Acquisition of other businesses* | $ | $ |

*(including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)

| | | |
|---|---|---|
| Repayment of indebtedness | $ | $ |
| Working capital | $ | $ |

| | | |
|---|---|---|
| Other: physical production (sets, costumes, props, etc.) Rehearsal & casting expenses, bonds, deposits, advances; general & administrative; reserve | x $25,00 | x$5,700,000 |
| Column Totals: | x $175,000 | x$7,555,000 |
| Total Payments Listed: (column totals added) | x $ 7,730,000 | |

## D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer: Signature: Date: 1/5/05

JERSEY BOYS BROADWAY LIMITED PARTNERSHIP

Name of Signer:
Michael David

Title of Signer:
President,
Dodger Theatricals, Ltd.
General Partner of the Issuer